Unaudited Quarterly Data (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 CNY (¥) ¥ / shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 CNY (¥) ¥ / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 31, 2018 CNY (¥) ¥ / shares	Mar. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Schedule of Quarterly Financial Information [Line Items]
Revenue	¥ 90,124	$ 13,108	¥ 86,872	$ 12,649	¥ 79,599	$ 12,029	¥ 76,927	$ 12,264	¥ 333,522	$ 48,509	¥ 290,706	¥ 253,926
Gross loss	21,341	3,104	17,060	2,484	6,796	1,027	9,491	1,513	54,688	7,954	27,100	17,736
Net loss	¥ (3,457)	$ (502)	¥ (1,848)	$ (269)	¥ (8,657)	$ (1,309)	¥ (8,209)	$ (1,309)	¥ (22,172)	$ (3,224)	¥ (46,003)	¥ (54,483)
Basic and diluted loss per share | (per share)	¥ (1.06)	$ (0.15)	¥ (0.57)	$ (0.08)	¥ (2.65)	$ (0.40)	¥ (2.51)	$ (0.40)	¥ (6.79)	$ (0.99)	¥ (14.09)	¥ (16.68)